PREFERENCE SHARES (Details) - shares	1 Months Ended
	May. 31, 2011	Mar. 31, 2011	Dec. 31, 2014	Dec. 31, 2013	May. 16, 2011	Mar. 01, 2008
Preference Shares [Abstract]
Amended authorized preference shares				781,250		781,250
Conversion of stock, shares converted	104,572	104,572
Preference shares, shares issued upon conversion					10,457,195
Preference shares, description of voting rights		Each share of these preference shares have 100 ordinary shares voting right
Preference shares, description of terms of conversion		Each share of these preference shares is convertible 100 ordinary shares
Preference shares, shares issued
Preference shares, shares outstanding					104,572